Selected Statements of Income Data - Schedule of Selected Statements of Income Data (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Sales by location of customers :
Sales by location of customers	$ 950,751	$ 862,944	$ 759,285
Selling, marketing, general and administrative expenses:
Selling and marketing	43,574	44,617	46,343
Advertising	15,504	8,370	9,787
General and administrative	33,287	34,657	35,603
Settlements and loss contingencies	973	(4,200)	2,590
Total selling, marketing, general and administrative expenses	93,338	83,444	94,323
Financial (income) expenses:
Interest and exchange differences on long-term liabilities	473	928	1,515
Income in respect of deposits	(13,077)	(10,605)	(6,683)
Expenses in respect of short-term credit			1
Foreign currency transaction gains	(7,068)	(41,634)	(7,118)
Total financial (income) expenses	(19,672)	(51,311)	(12,285)
United States [Member]
Sales by location of customers :
Sales by location of customers	865,224	777,191	669,481
Canada [Member]
Sales by location of customers :
Sales by location of customers	56,605	55,452	56,718
Israel [Member]
Sales by location of customers :
Sales by location of customers	22,963	22,157	22,917
Other [Member]
Sales by location of customers :
Sales by location of customers	$ 5,959	$ 8,144	$ 10,169